Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions
Other	$ 107		$ 72	$ 104
Interest expense	2,082	$ 935	6,246	3,364
Related party | Anapass
Related Party Transactions
Borrowings	9,653		10,082	10,257
Other	106		212	11
Interest expense	100	100	548	389
Related party | Kyeongho Lee
Related Party Transactions
Borrowings	824		1,474	1,690
Other	87		182	150
Interest expense	$ 22,000	$ 26,000	$ 110	$ 140